Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Class A Common Stock
Statement [Line Items]
Diluted weighted average shares outstanding	17,250,000	17,250,000	10,836,207	17,250,000
Diluted net (loss) income per share	$ (0.08)	$ 0.12	$ 0.25	$ 0.27
Class B Common Stock
Statement [Line Items]
Diluted weighted average shares outstanding	4,312,500	4,312,500	4,072,688	4,312,500
Diluted net (loss) income per share	$ (0.08)	$ 0.12	$ 0.25	$ 0.27